Consolidated Balance Sheets - USD ($) $ in Thousands	Jul. 02, 2017	Jul. 03, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 8,361	$ 15,477
Receivables, less allowance for doubtful accounts of $500 at July 2, 2017 and July 3, 2016	64,933	63,726
Inventories, net	35,476	38,683
Customer tooling in progress, net	11,544	6,971
Income taxes recoverable	1,987	3,826
Other current assets	6,704	5,768
Total current assets	129,005	134,451
INVESTMENT IN JOINT VENTURES	16,840	14,168
DEFERRED INCOME TAXES	256	5,387
OTHER LONG-TERM ASSETS	16,022	3,021
PROPERTY, PLANT AND EQUIPMENT, NET	111,591	85,149
Total assets	273,714	242,176
CURRENT LIABILITIES:
Accounts payable	39,679	32,416
Accrued liabilities:
Payroll and benefits	13,055	11,210
Environmental	1,308	1,365
Warranty	5,550	9,228
Other	8,303	9,996
Total current liabilities	67,895	64,215
Commitments and Contingencies
BORROWINGS UNDER CREDIT FACILITIES	30,000	20,000
ACCRUED PENSION OBLIGATIONS	1,492	1,466
ACCRUED POSTRETIREMENT OBLIGATIONS	1,003	1,262
OTHER LONG-TERM LIABILITIES	610	721
SHAREHOLDERS’ EQUITY:
Common stock, authorized 12,000,000 shares, $.01 par value, issued 7,216,103 shares at July 2, 2017 and 7,188,363 shares at July 3, 2016	72	72
Capital in excess of par value	93,813	92,076
Retained earnings	225,913	220,728
Accumulated other comprehensive loss	(32,888)	(37,673)
Less: Treasury stock at cost (3,619,487 shares at July 2, 2017 and 3,622,506 shares at July 3, 2016)	(135,822)	(135,871)
Total STRATTEC SECURITY CORPORATION shareholders’ equity	151,088	139,332
Non-controlling interest	21,626	15,180
Total shareholders’ equity	172,714	154,512
Total liabilities and shareholders' equity	$ 273,714	$ 242,176